Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	€ 1,299,163	€ 1,833,220
Senior Note embedded derivative	28,638	28,638
Less: amortization under the effective interest method	(35,016)	(46,163)
Non-current liabilities	1,292,785	1,815,695
Current liabilities	€ 23,408	37,343
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 296,103	730,159
Current liabilities	€ 2,980	7,347
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 199,560	299,560
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Current liabilities	23,408	37,343
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	4,358	4,197
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	4,444	10,938
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	7,877	5,487
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 3,749	€ 9,373